Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization Disclosure [Abstract]
Reverse Recapitalization
Note 3. Reverse Recapitalization
On
 August 10, 2021, RTP and Legacy Joby completed the Merger, and RTP changed its name to Joby Aviation, Inc.
In
 connection with the execution of the Merger Agreement, on February 23, 2021, RTP entered into separate subscription agreements (each a “Subscription Agreement”) with a number of investors (each a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and RTP agreed to sell to the PIPE Investors, an aggregate of 83,500,000 shares of Common Stock (“PIPE Shares”), for a purchase price of $10.00 per share, in a private placement (“PIPE Financing”). The PIPE Financing closed substantially concurrently with the consummation of the Merger.
Concurrently
 with the execution of the Merger Agreement, on February 23, 2021, RTP, Sponsor and Legacy Joby entered into the Sponsor Agreement pursuant to which 17,130,000 shares of the Company (“Earnout Shares”) became subject to vesting with 20% of the Earnout Shares vesting in equal tranches when the volume-weighted average price of the Company’s common stock is greater than $12.00, $18.00, $24.00, $32.00 and $50.00 for any 20 trading days within a period of 30 trading days (the “Vesting Events”). After 10 years following the consummation of the Merger, any Earnout Shares which have not yet vested are forfeited.
Pursuant
to ASC 805, for financial accounting and reporting purposes, Legacy Joby was deemed the accounting acquirer with RTP being treated as the accounting acquiree, and the Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”). Accordingly, the financial statements of the Company represent a continuation of the financial statements of Legacy Joby, with the Merger being treated as the equivalent of the Legacy Joby issuing stock for the net assets of RTP, accompanied by a recapitalization. The net assets of RTP were stated at historical costs, with no goodwill or other intangible assets recorded, and were consolidated with Legacy Joby’s financial statements on the Closing Date. Operations prior to the Closing Date are presented solely as those of Legacy Joby. The number of Legacy Joby common shares and redeemable convertible preferred shares for all periods prior to the Closing Date have been retrospectively increased using the exchange ratio that was established in accordance with the Merger Agreement (the “Exchange Ratio”).
Upon
the consummation of the Merger, the Company gave effect to the issuance of 127,333,290 shares of Common Stock for the previously issued RTP common stock and PIPE Shares that were outstanding at the Closing Date. The Company raised $1,067.9 million of proceeds including the contribution of $232.9 million of cash held in RTP’s trust account from its initial public offering, net of redemptions of
RTP public stockholders of

$
424.2
 million and reimbursements for RTP’s expenses of $
33.3
 million, and $
835.0
 million of cash in connection with the PIPE Financing. The Company incurred $
50.4
 million of transaction costs, consisting of banking, legal, and other professional fees, of which $
41.3
 million was related to common stock issued during the Merger and was recorded as a reduction to additional paid-in
capital. The remaining $
9.1
 million was related to Earnout Shares and was expensed immediately upon consummation of the Merger as transaction expenses related
to the Merger in the consolidated statements of operations.